Business Combinations Overland Identifiable Intangible Assets (Details) - Overland [Member] $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 33,406
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	16 years 7 months
Indefinite-lived Intangible Assets Acquired	$ 26,970
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	60,376
Developed Technology Rights [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 15,590
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years 11 months
Customer-Related Intangible Assets [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 816
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	9 years
Channel partner relationships [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 17,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	25 years